Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 05, 2020
Entity Registrant Name	SEI DAILY INCOME TRUST /MA/
Entity Central Index Key	0000701939
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 05, 2020
Document Effective Date	Jun. 05, 2020
Prospectus Date	May 31, 2020
Class F Prospectus | SDIT ULTRA SHORT DURATION BOND FUND | SDIT ULTRA SHORT DURATION BOND FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus:
Trading Symbol	SECPX
Class F Prospectus | SDIT SHORT DURATION GOVERNMENT FUND | SDIT SHORT DURATION GOVERNMENT FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus:
Trading Symbol	TCSGX
Class F Prospectus | SDIT GNMA FUND | SDIT GNMA FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus:
Trading Symbol	SEGMX
Class F Prospectus | SDIT GOVERNMENT FUND | SDIT GOVERNMENT FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus:
Trading Symbol	SEOXX
Class F Prospectus | SDIT GOVERNMENT II FUND | SDIT GOVERNMENT II FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus:
Trading Symbol	TCGXX
Class F Prospectus | SDIT TREASURY II FUND | SDIT TREASURY II FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus:
Trading Symbol	SCPXX
Class Y Prospectus | SDIT ULTRA SHORT DURATION BOND FUND | Class Y
Prospectus:
Trading Symbol	SECYX
Class Y Prospectus | SDIT SHORT DURATION GOVERNMENT FUND | Class Y
Prospectus:
Trading Symbol	SDGFX
Class Y Prospectus | SDIT GNMA FUND | Class Y
Prospectus:
Trading Symbol	SGMYX
Class CAA Prospectus | SDIT GOVERNMENT FUND | Class CAA
Prospectus:
Trading Symbol	GFAXX